Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Revenue	$ 480,648	$ 396,827	$ 331,037
Other operating income	2,367	666	469
Operating expenses:
Technology and platform fees	(10,010)	(3,145)	(4,104)
Content cost	(3,891)	(4,297)	(3,834)
Cost of inventory sold	(118,658)	(85,808)	(46,650)
Personnel expenses, including share-based compensation	(79,658)	(82,750)	(74,588)
Marketing and distribution expenses	(131,951)	(109,947)	(114,988)
Credit loss expense	784	(3,967)	(1,387)
Depreciation and amortization	(15,582)	(13,165)	(13,939)
Impairment of non-financial assets	(113)	(681)	(3,194)
Other operating expenses	(31,674)	(30,842)	(27,015)
Total operating expenses	(390,753)	(334,603)	(289,699)
Operating profit	92,262	62,890	41,808
Share of net loss of equity-accounted investees	(2)	0	(6)
Fair value gain on long term investments	5,000	89,838	1,500
Finance income	3,577	8,876	21,454
Finance expense	(586)	(644)	(39,729)
Foreign exchange gain (loss)	(1,839)	(963)	(1,157)
Net finance income (expense)	1,152	7,269	(19,432)
Income before income taxes	98,412	159,997	23,870
Income tax expense	(17,642)	(6,697)	(8,835)
Net income attributable to Opera shareholders	$ 80,771	$ 153,301	$ 15,035
Earnings per share:
Basic	$ 0.91	$ 1.72	$ 0.14
Diluted	$ 0.9	$ 1.69	$ 0.14